Acquisition (Tables)	6 Months Ended
Jun. 30, 2026
Acquisition [Abstract]
Schedule of Acquisition
As of March 2, 2026
US$

Cash and cash equivalents	265
Due from a related party	14,265
Total purchase consideration	14,530